Operating Lease Contract with Respect to Buildings (Detail) - Buildings - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property Subject to or Available for Operating Lease [Line Items]
Buildings at cost	$ 31,843	$ 25,155
Less: accumulated depreciation	(16,682)	(12,231)
Buildings, net	$ 15,161	$ 12,924